Property, Equipment and Software, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
NOTE 6 — Property, Equipment, and Software, Net
Property, equipment and software consisted of the following:

	March 31, 2022	December 31, 2021
Furniture and equipment	$866	$1,049
Leasehold improvements	2	2
Internal-use software	758	—

	1,626	1,051
Less: accumulated depreciation and amortization	(591)	(738)

	$1,035	$313

The Company recognized depreciation expense of $52 and $80 for the three months ended March 31, 2022 and 2021. Amortization of internal-use
software was $0 for the three months ended March 31, 2022 and 2021.
Leases
The Company does not have any leases with an original term longer than twelve months as of March 31, 2022. The Company does rent office space under short-term arrangements, which are not material.

NOTE 5 — Property and Equipment, Net
Property and equipment consist of the following:

	December 31, 2021	December 31, 2020
Furniture and equipment	$1,049	$1,062
Leasehold improvements	2	23

	1,051	1,085
Less: accumulated depreciation and amortization	(738)	(562)

	$313	$523

The Company recognized depreciation expense of $253 and $312 for the years ended December 31, 2021 and 2020, respectively.